Subsequent Events (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands							5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 18, 2022	Nov. 16, 2022	Nov. 15, 2022	Nov. 14, 2022	Jun. 10, 2022	Apr. 27, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Jan. 31, 2020	Nov. 30, 2018
Subsequent Events [Abstract]
Repayment of principal and interest on the promissory note to a member from distributions									$ 3,789	$ 0
Consideration amount														$ 3,100
Purchase of ordinary shares (in shares)						5,387,194
Loss on extinguishment of debt							$ 0	$ 0			$ 1,535	$ 0
Kunlun [Member]
Subsequent Events [Abstract]
Interest rate on promissory note													2.00%
Aggregate principal amount													$ 14,000
Series X Ordinary Units [Member]
Subsequent Events [Abstract]
Distributions declared date									Jun. 10, 2022
Distributions declared per share (in dollars per Unit)					$ 0.75
Subsequent Event [Member]
Subsequent Events [Abstract]
Gross proceeds	$ 105,094
Consideration amount			$ 100,000
Subsequent Event [Member] | Holder Forward Purchase Agreement [Member]
Subsequent Events [Abstract]
Cash transferred to trust account			$ 100,000
Subsequent Event [Member] | Kunlun [Member]
Subsequent Events [Abstract]
Assumed deferred payment		$ 155,000
Carrying value		$ 142,750
Number of business days		10 days
Loss on extinguishment of debt		$ (155,000)
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Abstract]
Maturity date			Jan. 15, 2023
Distribution amount			$ 13,737
Interest rate on promissory note			4.03%
Interest bearing period			30 days
Aggregate principal amount			$ 155,000
Repayment of principal and interest on the promissory note to a member from distributions			12,020
Accrued interest			1,280
Principal amount			10,740
Subsequent Event [Member] | Promissory Note [Member] | SVE and SVG [Member]
Subsequent Events [Abstract]
Aggregate principal amount			155,000
Subsequent Event [Member] | Promissory Note [Member] | San Vicente Parent LLC [Member]
Subsequent Events [Abstract]
Aggregate principal amount			$ 155,000
Subsequent Event [Member] | Series X Ordinary Units [Member]
Subsequent Events [Abstract]
Distributions declared date				Nov. 14, 2022
Distributions declared per share (in dollars per Unit)				$ 2.55
Distribution amount				$ 283,801
Ordinary units issued (in shares)			7,127,896
Purchase of ordinary shares (in shares)			3,563,948
Ordinary shares price (in dollars per share)			$ 16.13
Subsequent Event [Member] | Class A [Member] | Forward Purchase Agreement [Member]
Subsequent Events [Abstract]
Number of shares provided to purchase (in shares)			5,000,000
Number of securities called by each warrant (in shares)			1
Ordinary shares, par value (in dollars per share)			$ 11.5
Aggregate purchase price			$ 50,000
Share price (in dollars per share)			$ 10
Subsequent Event [Member] | Class A [Member] | Holder Forward Purchase Agreement [Member]
Subsequent Events [Abstract]
Number of shares provided to purchase (in shares)			5,000,000
Number of securities called by each warrant (in shares)			1
Ordinary shares, par value (in dollars per share)			$ 11.5
Aggregate purchase price			$ 50,000
Share price (in dollars per share)			$ 10
Subsequent Event [Member] | Redeemable Warrants [Member] | Forward Purchase Agreement [Member]
Subsequent Events [Abstract]
Number of shares provided to purchase (in shares)			2,500,000
Subsequent Event [Member] | Redeemable Warrants [Member] | Holder Forward Purchase Agreement [Member]
Subsequent Events [Abstract]
Number of shares provided to purchase (in shares)			2,500,000
Subsequent Event [Member] | Supplemental Facility I [Member]
Subsequent Events [Abstract]
Maximum commitment amounts				140,800
Debt issuance costs related amendment				3,387
Quarterly amortization payments				$ 704
Maturity date				Nov. 14, 2027
Subsequent Event [Member] | Supplemental Facility II [Member]
Subsequent Events [Abstract]
Maximum commitment amounts				$ 30,000
Debt issuance costs related amendment				750
Quarterly amortization payments				$ 7,500
Maturity date				May 17, 2024